Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory [Abstract]
Schedule of Inventory	Inventory consists of the following major classes:
	September 30, 2023	December 31, 2022
Raw Material (API)	$350,362	$397,487
Packaging	73,391	97,486
Finished Goods	108,208	183,943
Clinical Trial Supplies	149,812	63,062
Total Inventory	681,773	741,978
Reserve for Expiring Inventory	(83,454)	(223,400)
Inventory, net	$598,319	$518,578
Inventory consists of the following major classes:
	December 31, 2022	December 31, 2021
Raw Material (API)	$397,487	$538,320
Packaging	97,486	88,468
Finished Goods	183,943	37,514
Clinical Trial Supplies	63,062	63,062
Total Inventory	741,978	727,364
Reserve for Expiring Inventory	(223,400)	(38,322)
Inventory, net	$518,578	$689,042